Intangible Assets, Net - Schedule of Estimated Amortization Expenses for the Intangible Assets (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Estimated Amortization Expenses for the Intangible Assets [Abstract]
2026	¥ 62	$ 9